CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and dividend income:
Interest and fees on loans	$ 43,383	$ 37,009
Interest on available-for-sale securities	913	1,048
Other interest and dividend income	292	314
Total interest and dividend income	44,588	38,371
Interest expense:
Deposits	5,010	4,123
Federal Home Loan Bank advances	1,101	1,301
Wholesale repurchase agreements	288	357
Short-term borrowings	29	24
Interest expense	718	765
Obligation under capital lease agreements	74	83
Total interest expense	7,220	6,653
Net interest and dividend income before provision for loan losses	37,368	31,718
Provision for loan losses	717	531
Net interest and dividend income after provision for loan losses	36,651	31,187
Noninterest income:
Fees for other services to customers	1,494	1,644
Gain on sales of loans held for sale	1,877	1,650
Gain on sales of portfolio loans	2,821	1,006
Gain recognized on real estate owned and other repossessed collateral, net	428	63
Bank-owned life insurance income	440	451
Other noninterest income	29	55
Total noninterest income	7,089	4,869
Noninterest expense:
Salaries and employee benefits	18,817	17,786
Occupancy and equipment expense	4,939	5,448
Professional fees	1,658	1,285
Data processing fees	1,355	1,209
Marketing expense	244	311
Loan acquisition and collection expense	1,458	1,539
FDIC insurance premiums	504	480
Intangible asset amortization	589	746
Legal settlement recovery		(250)
Other noninterest expense	3,040	3,223
Total noninterest expense	32,604	31,777
Income from continuing operations before income tax expense	11,136	4,279
Income tax expense	3,995	1,579
Net income from continuing operations	7,141	2,700
Loss from discontinued operations		(12)
Income tax benefit		(4)
Net loss from discontinued operations		(8)
Net income	$ 7,141	$ 2,692
Weighted-average shares outstanding:
Basic (in shares)	9,980,733	10,404,784
Diluted (in shares)	9,980,733	10,404,784
Basic:
Income from continuing operations (in dollars per share)	$ 0.72	$ 0.26
Income from discontinued operations (in dollars per share)	0.00	0.00
Net Income (in dollars per share)	0.72	0.26
Diluted:
Income from continuing operations (in dollars per share)	0.72	0.26
Income from discontinued operations (in dollars per share)	0.00	0.00
Net income (in dollars per share)	0.72	0.26
Cash dividends declared per common share (in dollars per share)	$ 0.04	$ 0.28